Income Taxes	12 Months Ended
Oct. 31, 2018
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Income Taxes

Note 22: Income Taxes

We report our provision for income taxes in our Consolidated Statement of Income based upon transactions recorded in our consolidated financial statements regardless of when they are recognized for income tax purposes, with the exception of repatriation of retained earnings from our subsidiaries, as noted below.

In addition, we record an income tax expense or benefit in other comprehensive income or directly in shareholders’ equity when the taxes relate to amounts recorded in other comprehensive income or shareholders’ equity. For example, income tax expense (recovery) on hedging gains (losses) related to our net investment in foreign operations is recorded in our Consolidated Statement of Comprehensive Income as part of unrealized gains (losses) on translation of net foreign operations.

Current tax is the amount of income tax recoverable (payable) in respect of the taxable loss (profit) for a period. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. Deferred income tax assets and liabilities are measured at the tax rates expected to apply when temporary differences reverse. Changes in deferred income tax assets and liabilities related to a change in tax rates are recorded in income in the period the tax rate is substantively enacted, except to the extent that the tax arises from a transaction or event which is recognized either in other comprehensive income or directly in shareholders’ equity. Current and deferred taxes are offset only when they are levied by the same taxing authority, levied on the same entity or group of entities and when there is a legal right to offset.

Included in deferred income tax assets is $42 million ($126 million in 2017) related to Canadian tax loss carryforwards that will expire in 2037, $962 million ($1,545 million in 2017) related to both U.S. tax loss carryforwards and tax credits that will expire in various amounts in U.S. taxation years from 2026 through 2038 and $17 million ($16 million in 2017) related to U.K. tax loss carryforwards that are available for use indefinitely against relevant profits generated in the U.K. On the evidence available, including management projections of income, we believe that it is probable there will be sufficient taxable income generated by our business operations to support these deferred tax assets. The amount of tax on temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in our Consolidated Balance Sheet as at October 31, 2018 is $132 million ($282 million in 2017), of which $8 million ($53 million in 2017) is scheduled to expire within five years. Deferred tax assets have not been recognized in respect of these items because it is not probable that realization of these assets will occur.

Income that we earn through our foreign subsidiaries is generally taxed in the foreign country in which they operate. Income that we earn through our foreign branches is also generally taxed in the foreign country in which they operate. Canada also taxes the income we earn through foreign branches and a credit is allowed for certain foreign taxes paid on such income. Repatriation of earnings from certain foreign subsidiaries would require us to pay tax on certain of these earnings. As repatriation of such earnings is not planned in the foreseeable future, we have not recorded a related deferred income tax liability. The taxable temporary differences associated with the repatriation of earnings from investments in certain subsidiaries, branches, associates and interests in joint ventures for which deferred tax liabilities have not been recognized totalled $13 billion as at October 31, 2018 ($12 billion in 2017).

Provision for Income Taxes

(Canadian $ in millions)	2018	2017	2016
Consolidated Statement of Income
Current
Provision for income taxes for the current period	1,331	1,254	927
Adjustments in respect of current tax for prior periods	20	18	8
Deferred
Origination and reversal of temporary differences	276	80	183
Effect of changes in tax rates	425	(2)	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(92)	(54)	(15)
	1,960	1,296	1,101
Other Comprehensive Income and Shareholders’ Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI securities (1)	(69)	21	64
Reclassification to earnings of (gains) on FVOCI securities (1)	(23)	(36)	(11)
Gains (losses) on derivatives designated as cash flow hedges	(432)	(322)	4
Reclassification to earnings of losses on derivatives designated as cash flow hedges	121	21	6
Hedging of unrealized (gains) losses on translation of net foreign operations	(56)	8	10
Gains (losses) on remeasurement of pension and other employee future benefit plans	111	157	(156)
(Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(6)	(53)	(55)
Share-based compensation	10	(12)	–
Total provision for income taxes	1,616	1,080	963

(1)	Fiscal 2017 and prior years represent available-for-sale securities (Note 3).

Certain comparative figures have been reclassified to conform with the current year’s presentation.

Components of Total Provision for Income Taxes (Canadian $ in millions)	2018	2017	2016
Canada: Current income taxes
Federal	501	470	434
Provincial	299	272	248
	800	742	682
Canada: Deferred income taxes
Federal	(45)	2	(120)
Provincial	(27)	–	(67)
	(72)	2	(187)
Total Canadian	728	744	495
Foreign: Current income taxes	224	281	220
Deferred income taxes	664	55	248
Total foreign	888	336	468
Total provision for income taxes	1,616	1,080	963

Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective income tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2018		2017		2016
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,971	26.6%	1,768	26.6%	1,525	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(226)	(3.0)	(409)	(6.2)	(367)	(6.4)
Foreign operations subject to different tax rates	(110)	(1.5)	22	0.3	13	0.3
Change in tax rate for deferred income taxes	425	5.7	(2)	–	(2)	–
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	(92)	(1.2)	(54)	(0.8)	(15)	(0.3)
Income attributable to investments in associates and joint ventures	(39)	(0.5)	(103)	(1.5)	(47)	(0.8)
Adjustments in respect of current tax for prior periods	20	0.3	18	0.2	8	0.1
Other	11	0.1	56	0.9	(14)	(0.3)
Provision for income taxes and effective tax rate	1,960	26.5%	1,296	19.5%	1,101	19.2%

Components of Deferred Income Tax Balances

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, November 1, 2017 (2)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2018
Allowance for credit losses	684	(150)	–	(50)	484
Employee future benefits	416	(111)	(23)	–	282
Deferred compensation benefits	545	(50)	–	(1)	494
Other comprehensive income	50	–	138	7	195
Tax loss carryforwards	1,233	(628)	–	1	606
Tax credits	454	(39)	–	–	415
Premises and equipment	(664)	148	–	1	(515)
Pension benefits	(52)	19	(88)	–	(121)
Goodwill and intangible assets	(261)	60	–	–	(201)
Securities	21	17	–	–	38
Other	180	125	(10)	(9)	286
Total	2,606	(609)	17	(51)	1,963

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, October 31, 2016	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2017
Allowance for credit losses	883	(118)	–	(55)	710
Employee future benefits	424	12	(14)	(6)	416
Deferred compensation benefits	462	102	–	(19)	545
Other comprehensive income	(82)	–	112	(3)	27
Tax loss carryforwards	1,343	(18)	–	(92)	1,233
Tax credits	407	64	–	(17)	454
Premises and equipment	(613)	(83)	–	32	(664)
Pension benefits	89	5	(143)	(3)	(52)
Goodwill and intangible assets	(253)	(23)	–	15	(261)
Securities	12	11	–	(2)	21
Other	187	24	12	(20)	203
Total	2,859	(24)	(33)	(170)	2,632

(1)

Deferred tax assets of $2,037 million and $2,865 million and deferred tax liabilities of $74 million and $233 million as at October 31, 2018 and 2017, respectively, are presented on the balance sheet net by legal jurisdiction.

(2)	Includes IFRS 9 adoption (refer to Note 28)

Certain comparative figures have been reclassified to conform with the current year’s presentation.

In fiscal 2018, we were reassessed by the Canada Revenue Agency (“CRA”) for additional income taxes and interest in an amount of approximately $169 million in respect of certain 2013 Canadian corporate dividends. In prior fiscal years, we were reassessed for additional income taxes and interest of approximately $116 million and $76 million, respectively, for certain 2012 and 2011 Canadian corporate dividends. In its reassessments, the CRA denied dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement.” The tax rules raised by the CRA in the reassessments were prospectively addressed in the 2015 and 2018 Canadian federal budgets. In the future, it is possible that we may be reassessed for significant income tax for similar activities in 2014 and subsequent years. We remain of the view that our tax filing positions were appropriate and intend to challenge any reassessment.

On December 22, 2017, the U.S. government enacted new tax legislation that became effective on January 1, 2018. Under the new legislation, our U.S. net deferred tax asset was revalued by $483 million because of the lower income tax rate. The $483 million revaluation is comprised of a $425 million income tax expense recorded in our Consolidated Statement of Income, and a $58 million income tax charge recorded in other comprehensive income and shareholders’ equity for the year ended October 31, 2018.